Seward & Kissel LLP
                               1200 G Street, N.W.
                                    Suite 350
                             Washington, D.C. 20005
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)



                                                      January 5, 2009

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

       Re: The AllianceBernstein Portfolios - Wealth Strategies & Tax-Managed Wealth Strategies
                (File Nos. 33-12988 and 811-05088)

Ladies and Gentlemen:

     On behalf of the above-referenced Portfolios (the "Portfolios"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses for the Portfolios that would have been filed under Rule 497(c) does not differ from that included in the most recent post-effective amendment to the Portfolios' registration statement. This post-effective amendment was filed electronically with the Securities and Exchange Commission on December 30, 2008.

                                                      Sincerely,


                                                      /s/ Young Seo
                                                      -------------
                                                          Young Seo


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